SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents [Table Text Block]
Cash and cash equivalents include short-term deposits with an original maturity of less than three months. At December 31, cash and cash equivalents by type were as follows:

	2013	2012

Money market accounts – cash equivalents	$17,622,598	$16,936,013

Cash (1)	1,305,329	2,759,662

Total	$18,927,927	$19,695,675

(1) Consists of cash deposits at various major banks.

Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
Advance hire, prepaid expenses and other current assets were comprised of the following:

	September 30,	December 31,
	2014	2013
	(unaudited)
Advance hire	$5,664,781	8,788,882

Prepaid expenses	1,102,270	514,169

Margin account deposit	1,782,926	1,062,439

Other current assets	2,366,115	2,378,635

Total	$10,916,092	$12,744,125

At December 31, advance hire, prepaid expenses and other current assets were comprised of the following:

	2013	2012

Advance hire	$8,788,882	$7,128,846

Prepaid expenses	514,169	1,149,729

Other current assets	3,441,074	1,495,849

Total	$12,744,125	$9,774,424

Schedule Of Deferred Financing Costs [Table Text Block]
Amortization of the deferred financing costs is included as a component of interest expense in the consolidated statements of income. The components of net deferred financing costs are as follows:

	December 31,
	2013	2012

Deferred financing costs	$2,393,517	$1,470,868

Less accumulated amortization	(1,050,808)	(565,124)

Net deferred financing costs	1,342,709	905,744

Amortization of deferred financing costs	$485,684	$289,246

Schedule Of Bank Fees [Table Text Block]
Amortization of the bank fees is included as a component of interest expense in the consolidated statements of income. The components of net deferred financing costs are as follows:

	December 31,
	2013	2012

Bank fees paid to financial institutions	$2,316,750	$1,540,700

Less: accumulated amortization	(925,591)	(461,346)

Unamortized bank fees	1,391,159	1,079,354

Amortization included in interest expense	$464,245	$302,979

Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Accounts payable, accrued expenses and other current liabilities were comprised of the following:

	September 30,	December 31,
	2014	2013
	(unaudited)
Accounts payable	$35,789,564	39,201,642

Accrued expenses	3,427,481	3,839,531

Other current liabilities	1,406,178	2,837,205

Total	$40,623,223	$45,878,378

The components of accounts payable and accrued expenses are as follows:

	December 31,
	2013	2012

Accounts payable	$39,201,642	$20,529,469

Accrued voyage expenses	3,839,531	4,484,588

Accrued interest	716,575	570,073

Other accrued liabilities	1,123,640	2,369,633

Total	$44,881,388	$27,953,763

Fair Value, by Balance Sheet Grouping [Table Text Block]
At December 31, 2013 and 2012, the Company has ten fixed rate debt facilities. The aggregate carrying amounts and fair values of the long-term debt associated with the fixed rate borrowing arrangements are as follows:

	December 31,
	2013	2012

Carrying amount of long-term debt	$83,046,146	$10,040,500
Fair value of long-term debt	85,855,343	10,805,290

Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
These revisions, as summarized in the tables below, had no effect on the Company’s previously reported consolidated income or total shareholders’ equity.

	December 31, 2012
	As Reported	Adjustment	As Revised

Additional paid-in capital	$5,284,042	$(5,087,007)	$197,035
Retained earnings (accumulated deficit)	(4,912,622)	5,087,007	174,385

Earnings per common share:
Basic	90.33	(121.10)	(30.77)
Diluted	90.33	(121.10)	(30.77)